Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2023
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Land use rights	4,083	3,831
Less: accumulated amortization	(474)	(558)
Exchange differences	18	48

Land use rights, net	3,627	3,321